Consolidated Statement of Profit or Loss and Other Comprehensive Income (Loss) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Sales revenue	$ 41,702,614	$ 33,727,222	$ 29,049,345
Cost of sales	(38,240,704)	(27,810,782)	(24,062,603)
Gross profit	3,461,910	5,916,440	4,986,742
General and administrative expenses	(3,197,936)	(3,224,843)	(2,467,432)
Selling and marketing expenses	(372,707)	(412,536)
Other income	108,410	707,911	48,273
Operating profit/(loss)	(323)	2,986,972	2,567,583
Finance expenses	(1,456,065)	(835,813)	(612,735)
Change in fair value of warrant liabilities	42,872	141,874
Recapitalization expense		(23,210,293)
(Loss) before income tax	(1,413,516)	(20,917,260)	1,954,848
Income tax expense	(49,094)	(313,421)	(109,878)
Total (Loss)	(1,462,610)	(21,230,681)	1,844,970
Other comprehensive income for the year, net of tax
Total comprehensive loss	(1,462,610)	(21,230,681)	1,844,970
(Loss) attributable to:
Members of the parent entity	(1,296,811)	(21,662,555)	1,432,693
Non-controlling interest	(165,799)	431,874	412,277
Total comprehensive (loss) attributable to:
Members of the parent entity	(1,296,811)	(21,662,555)	1,432,693
Non-controlling interest	$ (165,799)	$ 431,874	$ 412,277
(Loss) earnings per share attributable to the ordinary equity holders of the parent
Basic (loss) earnings per share (cents)	$ (0.06)	$ (1.07)	$ 0.10
Diluted (loss) earnings per share (cents)	$ (0.06)	$ (1.07)	$ 0.10